Shareholders' equity, Payment of Dividends and Repurchase of Shares (Details) - MXN ($) $ in Billions		12 Months Ended
	May 14, 2025	Dec. 31, 2025	Dec. 31, 2024
Payment of Dividends [Abstract]
Percentage of withholding tax rate on payment of dividend		10.00%
Series B Common Stock [Member]
Repurchase of Shares [Abstract]
Treasury stock (in shares)		981,500,000	245,000,000
Series B Common Stock [Member] | Treasury Shares [Member]
Repurchase of Shares [Abstract]
Shares authorized for repurchase	$ 10
Number of shares repurchased (in shares)		736,500,000